Document And Entity Information	Sep. 23, 2026
Document Information [Line Items]
Entity, Registrant Name	H.B. Fuller Company
Document, Type	8-K
Document, Period End Date	Sep. 23, 2026
Entity, Incorporation, State or Country Code	MN
Entity, File Number	001-09225
Entity, Tax Identification Number	41-0268370
Entity, Address, Address Line One	1200 Willow Lake Boulevard
Entity, Address, Address Line Two	P.O. Box 64683
Entity, Address, City or Town	St. Paul
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55164
City Area Code	651
Local Phone Number	236-5900
Title of 12(b) Security	Common Stock
Trading Symbol	FUL
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000039368